American Beacon Advisors, Inc.

220E. Las Colinas Blvd. Suite1200

Irving, TX 75039

March 23, 2015

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC20549

Re:  American Beacon Funds

     1933 Act File No. 33-11387

     1940 Act File No. 811-4984

Dear Sir or Madam:

               Enclosed for filing, pursuant to Rule 497(c) of the Securities Act of 1933, as amended, are exhibits containing risk/return summary information in interactive data format for the shares of beneficial interest in theAmerican Beacon Balanced Fund, American Beacon Large Cap Value Fund, American Beacon Mid-Cap Value Fund, American Beacon Small Cap Value Fund, American Beacon Small Cap Value II Fund, American Beacon International Equity Fund, American Beacon Emerging Markets Fund, American Beacon High Yield Bond Fund, American Beacon Retirement Income and Appreciation Fund, American Beacon Intermediate Bond Fund, and American Beacon Short-Term Bond Fund(the “Funds”), each a series of the American Beacon Funds.  The exhibits reflect updated risk/return summary information for the Fund, as filed with the Securities and Exchange Commission pursuant to Rule 497(c) on March2, 2015 (Accession Number: 0001133228-15-000750), which is incorporated herein by reference.

               If you have any questions concerning the foregoing, please do not hesitate to contact the undersigned at (817) 391-6170.

Sincerely,

/s/ Rosemary Behan
Rosemary Behan Chief Legal Officer

cc:   KathyK. Ingber, Esq.

          K&L Gates LLP